AXP(SM) Small
                                                                      Company
                                                                   Index Fund
                                                       2000 SEMIANNUAL REPORT

(icon of) ruler


American Express (R) Fund


AXP Small Company Index Fund seeks to provide shareholders with long-term capital appreciation.

Good  Things,  Small  Packages

When people talk stocks, the conversation often centers on big, household names. But the fact is that all companies were small once, and, as they grew, some proved to be excellent investments. Instead of trying to sort out the most likely winners from the huge number of possibilities, AXP Small Company Index Fund simply buys a representative sample of stocks from a popular small-company index. Therefore, as the index performs, so, too, should the Fund.


CONTENTS
From the Chairman                        3
From the Portfolio Manager               4
Fund Facts                               5
The 10 Largest Holdings                  6
Financial Statements                     7
Notes to Financial Statements           10
Investments in Securities               19

(picture of) Arne H. Carlson
Arne H. Carlson
Chariman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,


Arne H. Carlson

(picture of) James M. Johnson, Jr.
James M. Johnson, Jr.
Portfolio manager

From the Portfolio Manager
The past six months was a highly volatile period for small-company stocks. But in the end, the gains outweighed the losses, enabling AXP Small Company Index Fund's Class A shares to generate a total return of 4.93% (excluding the sales charge) for the first half of the fiscal year -- February through July 2000.

The period began with bang, as the stock-market euphoria that began in late 1999 carried over into the first two months of the new year. By early March, small stocks had reached an all-time high, and the Fund's return reached well into double digits. But along with the run-up, concerns about interest rates, inflation and unsustainable stock prices had risen as well. The result was a several-week sell-off that drove small stocks into negative territory by mid-April.

SUMMER SURGE
Stocks quickly got back on track, though, rallying until mid-July, when they were back near their peak. While a late-period slump erased some of the rebound, it wasn't enough to keep small stocks from finishing in the black for the period as a whole.

The primary reason for the ups and downs was volatility in technology-related stocks, which comprises the largest portion of the small-stock index and, thus, the Fund's portfolio. Investors underwent several mood swings regarding the outlook for companies' profits, the sustainability of stock prices, developments on the Internet front and the direction of interest rates. As the prevailing view shifted between optimism and pessimism, stock prices responded accordingly.

As the second half of the fiscal year begins, I think it's worth noting that small-company stocks have outperformed large-company stocks thus far in 2000. That has not been the case in recent years, and it could indicate that small stocks are in the early stage of closing what remains a substantial performance gap. If so, the Fund would be in position to benefit from what might turn out to be a long-term trend.


James M. Johnson, Jr.

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                        $6.74
Jan. 31, 2000                                                        $6.30
Increase                                                             $0.44

Distributions -- Feb. 1, 2000 - July 31, 2000
From income                                                          $  --
From capital gains                                                   $  --
Total distributions                                                  $  --

Total return*                                                       +4.93%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                        $6.53
Jan. 31, 2000                                                        $6.13
Increase                                                             $0.40

Distributions -- Feb. 1, 2000 - July 31, 2000
From income                                                          $  --
From capital gains                                                   $  --
Total distributions                                                  $  --

Total return*                                                       +4.52%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                        $6.77
Jan. 31, 2000                                                        $6.32
Increase                                                             $0.45

Distributions -- Feb. 1, 2000 - July 31, 2000
From income                                                          $  --
From capital gains                                                   $  --
Total distributions                                                  $  --

Total return*                                                       +7.12%**

 * Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

** The total return is a hypothetical investment in the Fund with all distributions reinvested.

The 10 Largest Holdings

                                          Percent                Value
                                      (of net assets)    (as of July 31, 2000)
 Intl Rectifier                              .91%             $9,429,674
 SEI Investments                             .78               8,053,615
 Lattice Semiconductor                       .73               7,489,230
 Vertex Pharmaceuticals                      .69               7,120,937
 Expeditors Intl of Washington               .69               7,095,701
 Dallas Semiconductor                        .68               6,995,470
 RSA Security                                .67               6,945,139
 True North Communications                   .65               6,698,393
 Protein Design Labs                         .64               6,580,965
 Natl Computer Systems                       .62               6,380,846

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart


                            The 10 holdings listed here
                            make up 7.06% of net assets

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
Financial  Statements

Statement  of  assets  and liabilities
AXP Small Company Index Fund

July 31, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1):
   (identified cost $1,038,570,802)                                                  $1,044,326,551
Cash in bank on demand deposit                                                            2,878,322
Dividends and accrued interest receivable                                                   312,580
Receivable for investment securities sold                                                 4,644,716
U.S. government securities held as collateral (Note 4)                                      252,934
                                                                                            -------
Total assets                                                                          1,052,415,103
                                                                                      -------------
Liabilities
Payable for investment securities purchased                                               9,343,294
Payable upon return of securities loaned (Note 4)                                        11,295,534
Accrued investment management services fee                                                   30,794
Accrued distribution fee                                                                     45,731
Accrued service fee                                                                              45
Accrued transfer agency fee                                                                   3,340
Accrued administrative services fee                                                           5,789
Other accrued expenses                                                                       86,244
                                                                                             ------
Total liabilities                                                                        20,810,771
                                                                                         ----------
Net assets applicable to outstanding capital stock                                   $1,031,604,332
                                                                                     ==============
Represented by
Capital stock-- $.01 par value (Note 1)                                              $    1,549,917
Additional paid-in capital                                                              952,225,126
Net operating loss                                                                       (1,974,383)
Accumulated net realized gain (loss)                                                     74,322,824
Unrealized appreciation (depreciation) on investments (Note 5)                            5,480,848
                                                                                          ---------
Total -- representing net assets applicable to outstanding capital stock             $1,031,604,332
                                                                                     ==============
Net assets applicable to outstanding shares:             Class A                     $  624,788,185
                                                         Class B                     $  401,308,624
                                                         Class Y                     $    5,507,523
Net asset value per share of outstanding capital stock:  Class A shares   92,733,889 $         6.74
                                                         Class B shares   61,443,742 $         6.53
                                                         Class Y shares      814,033 $         6.77
                                                                             ------- --------------

See accompanying notes to financial statements.

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
Statement of operations
AXP Small Company Index Fund

Six months ended July 31, 2000 (Unaudited)

Investment income
Income:
Dividends                                                                    $3,615,180
Interest                                                                        423,775
   Less foreign taxes withheld                                                     (858)
                                                                                   ----
Total income                                                                  4,038,097
                                                                              ---------
Expenses (Note 2):
Investment management services fee                                            1,499,420
Distribution fee
   Class A                                                                      794,705
   Class B                                                                    2,068,050
Transfer agency fee                                                             988,092
Incremental transfer agency fee
   Class A                                                                       67,648
   Class B                                                                       70,476
Service fee-- Class Y                                                             2,115
Administrative services fees and expenses                                       358,021
Compensation of board members                                                     5,486
Custodian fees                                                                   57,920
Printing and postage                                                             69,950
Registration fees                                                                29,024
Licensing fees                                                                   13,700
Audit fees                                                                       10,375
Other                                                                            27,393
                                                                                 ------
Total expenses                                                                6,062,375
   Earnings credits on cash balances (Note 2)                                   (49,895)
                                                                                -------
Total net expenses                                                            6,012,480
                                                                              ---------
Investment income (loss) -- net                                              (1,974,383)
                                                                             ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                            76,578,856
   Futures contracts                                                           (718,352)
                                                                               --------
Net realized gain (loss) on investments                                      75,860,504
Net change in unrealized appreciation (depreciation) on investments          (4,623,774)
                                                                             ----------
Net gain (loss) on investments                                               71,236,730
                                                                             ----------
Net increase (decrease) in net assets resulting from operations             $69,262,347
                                                                            ===========

See accompanying notes to financial statements.

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

Statements of changes in net assets
AXP Small Company Index Fund

                                                                      July 31, 2000  Jan. 31, 2000
                                                                     Six months ended  Year ended
                                                                        (Unaudited)

Operations and distributions
Investment income (loss) -- net                                        $ (1,974,383)  $ (3,897,191)
Net realized gain (loss) on investments                                  75,860,504     56,224,022
Net change in unrealized appreciation (depreciation) on investments      (4,623,774)    32,500,509
                                                                         ----------     ----------
Net  increase  (decrease)  in net  assets  resulting  from  operations   69,262,347     84,827,340
                                                                         ----------     ----------
Distributions to shareholders from:
   Net realized gain
      Class A                                                                    --    (35,465,025)
      Class B                                                                    --    (23,349,925)
      Class Y                                                                    --       (159,701)
                                                                              -----       --------
Total distributions                                                              --    (58,974,651)
                                                                              -----    -----------
Capital share transactions (Note 6)
Proceeds from sales
   Class A shares (Note 2)                                               83,170,933    205,529,545
   Class B shares                                                        42,042,237    113,234,833
   Class Y shares                                                         3,283,461      1,905,600
Reinvestment of distributions at net asset value
   Class A shares                                                                --     32,781,016
   Class B shares                                                                --     23,141,842
   Class Y shares                                                                --        159,700
Payments for redemptions
   Class A shares                                                      (108,860,044)  (245,018,171)
   Class B shares (Note 2)                                              (58,486,513)  (123,362,413)
   Class Y shares                                                          (775,437)    (1,202,601)
                                                                           --------     ----------
Increase (decrease) in net assets from capital share transactions       (39,625,363)     7,169,351
                                                                        -----------      ---------
Total increase (decrease) in net assets                                  29,636,984     33,022,040
Net assets at beginning of period                                     1,001,967,348    968,945,308
                                                                      -------------    -----------
Net assets at end of period                                          $1,031,604,332 $1,001,967,348
                                                                     ============== ==============

See accompanying notes to financial statements.

Notes to Financial Statements

AXP Small Company Index Fund
(Unaudited as to July 31, 2000)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Market Advantage Series has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in common stocks of small capitalization companies that are expected to provide investment results that correspond to the performance of the S&P SmallCap 600 Index.

The Fund offers Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has an agreement with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.38% to 0.34% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Small Company Index Fund to the Lipper Small-Cap Core Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $415,948 for the six months ended July 31, 2000.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.10% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19
o  Class B $20
o  Class Y $17

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Under a Shareholder Service Agreement, the Fund's Class Y shares pay a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $776,524 for Class A and $244,127 for Class B for the six months ended July 31, 2000.

During the six months ended July 31, 2000, the Fund's custodian and transfer agency fees were reduced by $49,895 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $205,997,912 and $246,609,000, respectively, for the six months ended July 31, 2000. Realized gains and losses are determined on an identified cost basis.

4. LENDING OF PORTFOLIO SECURITIES
As of July 31, 2000, securities valued at $8,651,592 were on loan to brokers. For collateral, the Fund received $11,042,600 in cash and U.S. government securities valued at $252,934. Income from securities lending amounted to $34,749 for the six months ended July 31, 2000. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return securities when due.

5. STOCK INDEX FUTURES CONTRACTS
Investments in securities as of July 31, 2000, included securities valued at $6,657,506 that were pledged as collateral to cover initial margin deposits on 20 open purchase contracts. The market value of the open purchase contracts as of July 31, 2000 was $5,060,000 with a net unrealized loss of $274,901.

6. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                              Six months ended July 31, 2000
                                            Class A       Class B      Class Y
Sold                                      12,204,019     6,367,661     490,366
Issued for reinvested distributions               --            --          --
Redeemed                                 (15,962,105)   (8,831,482)   (116,826)
                                         -----------    ----------    --------
Net increase (decrease)                   (3,758,086)   (2,463,821)    373,540


                                                 Year ended Jan. 31, 2000
                                            Class A       Class B      Class Y
Sold                                      33,651,255    18,957,974     306,356
Issued for reinvested distributions        5,251,329     3,805,558      25,510
Redeemed                                 (39,981,350)  (20,639,324)   (192,506)
                                         -----------   -----------    --------
Net increase (decrease)                   (1,078,766)    2,124,208     139,360


7. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits the borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended July 31, 2000.

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.


Fiscal period ended Jan. 31,

Per share income and capital changesa

                                                                      Class A

                                                 2000c      2000        1999       1998        1997b

Net asset value, beginning of period            $6.30      $6.11       $6.47      $5.51       $5.00

Income from investment operations:
Net investment income (loss)                       --       (.01)         --         --         .02

Net gains (losses) (both realized and unrealized) .44        .58        (.12)      1.05         .52

Total from investment operations                  .44        .57        (.12)      1.05         .54

Less distributions:
Dividends from net investment income               --         --          --         --        (.03)

Distributions from realized gains                  --       (.38)       (.24)      (.09)         --

Total distributions                                --       (.38)       (.24)      (.09)       (.03)

Net asset value, end of period                  $6.74      $6.30       $6.11      $6.47       $5.51

Ratios/supplemental data
Net assets, end of period (in millions)          $625       $608        $596       $391         $95

Ratio of expenses to average daily net assetse   .85%d      .97%        .94%      1.00%g      1.00%d,g

Ratio of net investment income (loss)
to average daily net assets                     (.08%)d    (.11%)      (.02%)     (.05%)      1.55%d

Portfolio turnover rate
(excluding short-term securities)                 20%        30%         29%        25%         48%

Total returnf                                   6.98%      9.41%      (1.69%)    19.00%      10.84%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Inception date was Aug. 19, 1996.
c Six months ended July 31, 2000 (Unaudited).
d Adjusted to an annual basis.
e Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
f Total return does not reflect payment of a sales charge.
g AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.05% and 1.48% for the year ended
1998 and the period ended 1997, respectively.

Fiscal period ended Jan. 31,

Per share income and capital changesa

                                                                       Class B

                                                  2000c      2000        1999       1998        1997b

Net asset value, beginning of period             $6.13      $6.00       $6.40      $5.50       $5.00

Income from investment operations:
Net investment income (loss)                      (.03)      (.05)       (.04)      (.05)        .02

Net gains (losses) (both realized and unrealized)  .43        .56        (.12)      1.04         .50

Total from investment operations                   .40        .51        (.16)       .99         .52

Less distributions:
Dividends from net investment income                --         --          --         --        (.02)

Distributions from realized gains                   --       (.38)       (.24)      (.09)         --

Total distributions                                 --       (.38)       (.24)      (.09)       (.02)

Net asset value, end of period                   $6.53      $6.13       $6.00      $6.40       $5.50

Ratios/supplemental data
Net assets, end of period (in millions)           $401       $392        $371       $225         $42

Ratio of expenses to average daily net assetse   1.61%d     1.73%       1.70%      1.76%g      1.76%d,g

Ratio of net investment income (loss)
to average daily net assets                      (.84%)d    (.87%)      (.79%)     (.81%)       .63%d

Portfolio turnover rate
(excluding short-term securities)                  20%        30%         29%        25%         48%

Total returnf                                    6.53%      8.55%      (2.42%)    18.12%      10.46%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Inception date was Aug. 19, 1996.
c Six months ended July 31, 2000 (Unaudited).
d Adjusted to an annual basis.
e Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
f Total return does not reflect payment of a sales charge.
g AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.81% and 2.60% for the year ended
1998 and the period ended 1997, respectively.

Fiscal period ended Jan. 31,

Per share income and capital changesa

                                                                      Class Y

                                                 2000c      2000        1999       1998        1997b

Net asset value, beginning of period            $6.32      $6.12       $6.47      $5.51       $5.00

Income from investment operations:
Net investment income (loss)                       --         --          --         --         .02

Net gains (losses) (both realized and unrealized) .45        .58        (.11)      1.05         .52

Total from investment operations                  .45        .58        (.11)      1.05         .54

Less distributions:
Dividends from net investment income               --         --          --         --        (.03)

Distributions from realized gains                  --       (.38)       (.24)      (.09)         --

Total distributions                                --       (.38)       (.24)      (.09)       (.03)

Net asset value, end of period                  $6.77      $6.32       $6.12      $6.47       $5.51

Ratios/supplemental data
Net assets, end of period (in millions)            $6         $3          $2         $1          --

Ratio of expenses to average daily net assetse   .69%d      .81%        .87%       .92%g       .82%d,g

Ratio of net investment income (loss)
to average daily net assets                      .09%d      .03%        .06%       .01%       1.93%d

Portfolio turnover rate
(excluding short-term securities)                 20%        30%         29%        25%         48%

Total returnf                                   7.12%      9.54%      (1.61%)    19.13%      10.86%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Inception date was Aug. 19, 1996.
c Six months ended July 31, 2000 (Unaudited).
d Adjusted to an annual basis.
e Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
f Total return does not reflect payment of a sales charge.
g AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been .92% and 1.22% for the year ended 1998 and the period ended 1997, respectively.

Investments in Securities

AXP Small Company Index Fund
July 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (99.4%)
Issuer                                                        Shares            Value(a)

Aerospace & defense (0.6%)
AAR                                                           74,842           $898,104
Aeroflex                                                      74,312(b)       2,127,181
Alliant Techsystems                                           26,044(b)       1,842,613
BE Aerospace                                                  69,060(b)         833,036
Kaman Cl A                                                    64,287            803,588
Total                                                                         6,504,522

Airlines (0.6%)
Atlantic Coast Airlines Holdings                              51,918(b)       1,914,476
Mesa Air Group                                                90,113(b)         506,886
Midwest Express Holdings                                      38,920(b)         914,620
SkyWest                                                       68,336          3,049,494
Total                                                                         6,385,476

Automotive & related (2.1%)
Central Parking                                              101,384          2,078,372
Disc Auto Parts                                               46,370(b)         376,756
GenCorp                                                      116,443            924,266
Gentex                                                       204,876(b)       4,660,928
Intermet                                                      70,482            510,995
MascoTech                                                    123,696          1,422,504
Midas                                                         43,465            690,007
Myers Inds                                                    54,867            733,846
O'Reilly Automotive                                          141,560(b)       2,043,773
Oshkosh Truck                                                 46,190          1,564,686
Simpson Inds                                                  49,623            403,187
Smith (AO)                                                    65,022          1,048,480
Spartan Motors                                                32,733            120,703
SPS Technologies                                              35,222(b)       1,580,587
Standard Motor Products                                       33,724            326,701
TBC                                                           58,875(b)         272,297
Titan Intl                                                    57,504            305,490
Tower Automotive                                             130,446(b)       1,589,811
Winnebago Inds                                                59,842            774,206
Total                                                                        21,427,595

Banks and savings & loans (6.1%)
Anchor Bancorp Wisconsin                                      68,886          1,136,619
Centura Banks                                                110,114          3,503,002
Chittenden                                                    79,002          2,049,114
Commerce Bancorp                                              85,035          4,416,505
Commercial Federal                                           156,629          2,780,165
Community First Bankshares                                   133,945          2,243,579
Cullen/Frost Bankers                                         145,323          4,132,623
Downey Financial                                              78,095          2,733,325
First Midwest Bancorp                                        114,172          3,039,830
FirstBank                                                     75,113          1,441,231
Hudson United Bancorp                                        140,723          3,359,762
Imperial Bancorp                                             125,095          2,126,615
Investors Financial Services                                  82,280          3,157,495
MAF Bancorp                                                   64,444          1,284,852
Provident Bankshares                                          73,226            988,546
Queens County Bancorp                                         57,623          1,332,532
Riggs Natl                                                    78,618          1,002,380
Silicon Valley Bancshares                                    127,756(b)       5,597,309
South Financial Group                                        119,452          1,694,725
Southwest Bancorp of Texas                                    78,580(b)       2,057,814
Staten Island Bancorp                                        102,140          1,838,520
Susquehanna Bancshares                                       109,055          1,622,193
TrustCo Bank NY                                              148,451          1,799,968
United Bankshares                                            116,389          2,204,117
Washington Federal                                           145,163          2,721,806
Whitney Holding                                               62,747          2,333,404
Total                                                                        62,598,031

Beverages & tobacco (0.6%)
Beringer Wine Estates Holdings Cl B                           54,769(b)       2,012,761
Canandaigua Wine Cl A                                         50,066(b)       2,472,009
Coca-Cola Bottling                                            24,280          1,068,320
DIMON                                                        123,605            355,364
Schweitzer-Mauduit Intl                                       42,921            568,703
Total                                                                         6,477,157

Building materials & construction (3.6%)
Apogee Enterprises                                            77,020            327,335
Building Materials Holding                                    35,371(b)         358,131
Butler Mfg                                                    18,434            383,658
Dycom Inds                                                   108,146(b)       4,623,219
Elcor                                                         54,442          1,044,606
Fleetwood Enterprises                                         90,735          1,173,884
Florida Rock Inds                                             51,460          1,852,560
Foster Wheeler                                               113,080            826,898
Horton (DR)                                                  171,540          2,658,870
Hughes Supply                                                 65,330          1,237,187
Insituform Technologies Cl A                                  68,868(b)       1,661,441
Insteel Inds                                                  23,502            130,730
Lennox Intl                                                  159,437          2,102,575
M.D.C. Holdings                                               59,596          1,191,920
Monaco Coach                                                  52,469(b)         783,756
Morrison Knudsen                                             145,327(b)       1,398,772
NVR                                                           25,530(b)       1,573,286
Oakwood Homes                                                130,839            261,678
Republic Group                                                32,884            425,437
Ryland Group                                                  36,287            725,740
Simpson Mfg                                                   33,327(b)       1,633,023
Skyline                                                       24,109            486,700
Standard Pacific                                              79,800          1,012,463
Texas Inds                                                    58,504          1,897,724
Toll Brothers                                                100,974(b)       2,442,309
Tredegar                                                     105,364          2,318,008
Universal Forest Products                                     55,883            702,030
URS                                                           44,393(b)         665,895
Watts Inds Cl A                                               73,261            869,974
Total                                                                        36,769,809

Chemicals (2.1%)
Arch Chemicals                                                61,505          1,230,100
Cambrex                                                       68,916          3,114,141
Chemed                                                        27,607            795,427
ChemFirst                                                     44,197          1,071,777
Geon                                                          66,184          1,087,900
Ionics                                                        44,956(b)       1,376,778
Lilly Inds Cl A                                               64,396          1,943,954
MacDermid                                                     86,425          2,214,641
Mississippi Chemical                                          72,575            303,908
OM Group                                                      66,236          3,142,069
Omnova Solutions                                             110,143            702,162
Penford                                                       20,666            387,488
Quaker Chemical                                               24,443            417,059
Tetra Tech                                                   108,593(b)       2,721,611
TETRA Technologies                                            37,669(b)         522,657
WD-40                                                         42,839            811,264
Total                                                                        21,842,936

Communications equipment & services (3.3%)
Adaptive Broadband                                           103,956(b)       3,748,913
Allen Telecom                                                 77,533(b)       1,356,828
Aspect Communications                                        142,376(b)       2,616,159
AVT                                                           87,870(b)         483,285
C-COR.net                                                     93,829(b,f)     2,480,604
Davox                                                         37,640(b)         316,411
Digi Intl                                                     41,931(b)         262,069
Digital Microwave                                            193,311(b)       5,255,643
General Communication Cl A                                   142,411(b)         747,658
General Semiconductor                                        104,817(b)       1,572,255
InterVoice-Brite                                              89,036(b)         567,605
Network Equipment Technologies                                59,536(b)         610,244
Orbital Sciences                                             103,893(b)       1,564,888
P-COM                                                        213,952(b)       1,297,084
Plantronics                                                   44,868(b)       6,191,783
Proxim                                                        34,927(b)       2,656,635
SymmetriCom                                                   41,961(b)         894,294
ViaSat                                                        28,920(b)       1,431,540
Total                                                                        34,053,898

Computers & office equipment (12.2%)
ADAC Laboratories                                             57,329(b)       1,135,831
American Management Systems                                  115,356(b)       2,891,110
Analysts Intl                                                 62,743            568,608
Artesyn Technologies                                         103,490(b)       3,518,660
Aspen Technology                                              72,381(b)       2,175,954
Auspex Systems                                                82,525(b)         606,043
Avant!                                                       108,065(b)       1,688,516
Avid Technology                                               68,669(b)       1,012,868
Aware                                                         62,285(b)       2,452,472
BARRA                                                         38,926(b)       2,260,141
Billing Concepts                                             117,496(b)         514,045
BISYS Group                                                   77,088(b)       4,895,087
Black Box                                                     54,376(b)       2,460,514
BMC Inds                                                      76,066            380,330
Brooktrout                                                    33,895(b)       1,025,324
Ciber                                                        165,222(b)       1,931,032
Cognex                                                       119,224(b)       5,849,427
Computer Task Group                                           57,938            249,858
Concord Communications                                        45,152(b)       1,241,680
Dendrite Intl                                                108,513(b)       2,941,720
Epicor Software                                              115,159(b)         431,846
ePresence                                                     64,860(b)         405,375
Exabyte                                                       63,713(b)         378,296
FactSet Research Systems                                      89,434          2,917,784
Fair Isaac & Co                                               39,836          1,984,331
FileNet                                                       95,019(b)       1,680,649
Great Plains Software                                         55,212(b)       1,290,581
Henry (Jack) & Associates                                    113,004          5,071,054
HNC Software                                                  74,659(b)       3,294,328
Hutchinson Technology                                         68,845(b)       1,024,069
Hyperion Solutions                                            90,172(b)       2,400,830
Insight Enterprises                                           73,707(b)       3,408,949
Inter-Tel                                                     73,125            950,625
Intermagnetics General                                        36,875(b)         513,945
Komag                                                        152,965(b)         253,348
Kronos                                                        34,540(b)       1,182,995
MAXIMUS                                                       58,517(b)       1,397,093
Mercury Computer Systems                                      59,130(b)       1,589,119
MICROS Systems                                                47,880(b)       1,089,270
Midway Games                                                 104,680(b)         896,323
Natl Computer Systems                                         88,777          6,380,846
Natl Data                                                     90,937          2,500,768
Natl Instruments                                             139,463(b)       6,023,057
Pegasus Solutions                                             67,285(b)         685,466
Phoenix Technologies                                          71,955(b)       1,223,235
Pinnacle Systems                                             138,876(b)       1,063,269
Primark                                                       56,293(b)       2,107,469
Profit Recovery Group Intl                                   137,580(b)       1,272,615
Progress Software                                             99,116(b)       1,492,935
Project Software & Development                                60,568(b)       1,067,511
QRS                                                           42,197(b)         775,370
RadiSys                                                       46,840(b)       2,880,660
Read-Rite                                                    138,592(b,d)       485,072
Remedy                                                        86,447(b)       1,907,237
Robotic Vision Systems                                        95,325(b)       1,280,930
RSA Security                                                 109,588(b)       6,945,139
S3                                                           253,464(b)       2,598,006
Saga Systems                                                  80,720(b)         817,290
Systems & Computer Technology                                 90,110(b)       1,824,728
Telxon                                                        45,180(b)         824,535
THQ                                                           53,195(b)         877,718
Verity                                                        86,825(b)       3,163,686
Visual Networks                                               69,830(b)         833,596
Xircom                                                        82,768(b)       2,829,631
Zixit                                                         45,896(b,d)     1,939,106
Total                                                                       125,759,905

Electronics (12.6%)
Actel                                                         64,343(b)       2,392,755
Alliance Semiconductor                                       117,180(b)       2,350,924
Alpha Inds                                                   110,350(b)       3,758,797
American Xtal Technology                                      52,440(b)       1,868,175
Analogic                                                      35,581          1,636,726
Anixter Intl                                                 100,957(b)       2,934,063
APW                                                          108,495(b)       3,987,191
Audiovox Cl A                                                 62,474(b)         968,347
Belden                                                        67,475          1,695,309
Benchmark Electronics                                         45,195(b)       1,858,644
Brush Engineered Materials                                    45,356            751,209
C&D Technologies                                              72,036          2,917,458
C-Cube Microsystems                                          122,995(b)       2,452,213
Cable Design Technologies                                     79,050(b)       2,786,513
Cohu                                                          56,040            991,208
CTS                                                           77,214(f)       3,542,192
Dallas Semiconductor                                         167,056          6,995,470
Dionex                                                        61,362(b)       1,595,412
Electro Scientific Inds                                       73,994(b)       3,362,102
Electroglas                                                   57,280(b)       1,145,600
ESS Technology                                               116,815(b)       1,971,253
Esterline                                                     48,167(b)         710,463
Gerber Scientific                                             61,643            616,430
Harman Intl Inds                                              47,366          2,995,900
Harmon Inds                                                   31,663            932,080
Helix Technology                                              62,676          2,036,970
Innovex                                                       41,163            493,956
Intl Rectifier                                               170,480(b)       9,429,674
Itron                                                         41,946(b,d)       293,622
KEMET                                                        241,118(b)       5,786,832
Kent Electronics                                              78,164(b)       2,432,855
Kulicke & Soffa Inds                                          66,922(b)       3,019,855
Lattice Semiconductor                                        136,478(b)       7,489,230
Methode Electronics Cl A                                      98,672          4,483,409
Park Electrochemical                                          28,994            980,360
Paxar                                                        126,625(b)       1,566,984
Photronics                                                    81,270(b)       2,016,512
Pioneer-Standard Electronics                                  75,611          1,020,749
Plexus                                                        50,629(b)       5,711,584
Scott Technologies                                            47,056(b)         905,828
Silicon Valley Group                                          93,523(b)       2,373,146
SLI                                                           93,971          1,016,061
SpeedFam-IPEC                                                 82,309(b)       1,630,747
Standard Microsystems                                         43,257(b)         762,405
Technitrol                                                    45,393          5,004,578
Three-Five Systems                                            58,722(b)       1,537,782
Trimble Navigation                                            63,831(b)       2,760,691
Ultratech Stepper                                             58,601(b)         966,917
Varian Medical Systems                                        86,623(b)       3,724,789
Vicor                                                        117,695(b)       4,906,410
X-Rite                                                        59,082            550,201
Total                                                                       130,118,581

Energy (2.2%)
Atmos Energy                                                  87,750          1,809,844
Barrett Resources                                             90,733(b,f)     2,523,512
Cabot Oil & Gas Cl A                                          78,729          1,456,487
Cross Timbers Oil                                            127,866          2,101,797
HS Resources                                                  52,352(b)       1,446,224
Newfield Exploration                                         117,462(b)       4,001,048
Nuevo Energy                                                  48,885(b)         745,496
Pogo Producing                                               112,059          2,227,173
St. Mary Land & Exploration                                   31,316            937,523
Stone Energy                                                  51,189(b)       2,457,072
Vintage Petroleum                                            173,384          3,120,912
Total                                                                        22,827,088

Energy equipment & services (2.0%)
Atwood Oceanics                                               38,303(b)       1,608,726
Cal Dive Intl                                                 43,558(b)       2,101,674
Dril-Quip                                                     47,879(b)       1,912,168
Friede Goldman Halter                                        135,218(b)         870,466
Input/Output                                                 140,955(b)       1,154,069
Louis Dreyfus Natural Gas                                    112,600(b)       2,927,599
Oceaneering Intl                                              63,199(b)         963,785
Plains Resources                                              49,919(b)         736,305
Pride Intl                                                   180,839(b)       3,763,711
Remington Oil & Gas                                           59,602(b)         365,062
SEACOR SMIT                                                   46,780(b)       1,865,353
Seitel                                                        65,646(b)         754,929
Veritas DGC                                                   71,655(b)       1,540,583
Total                                                                        20,564,430

AmeriCredit                                                  210,332(b)       4,364,389
Bowne & Co                                                   102,478            903,087
Dain Rauscher                                                 35,542          2,410,192
Delphi Financial Group Cl A                                   55,772(b)       2,147,222
Eaton Vance                                                   98,565          5,106,898
Heidrick & Struggles Intl                                     53,415(b)       3,578,805
Insurance Auto Auctions                                       32,212(b)         676,452
Jefferies Group                                               67,742          1,812,099
Morgan Keegan                                                 80,660          1,603,118
Mutual Risk Management                                       114,401(c)       1,773,216
Natl Disc Brokers Group                                       48,965(b)       1,612,785
Pioneer Group                                                 74,324(b)       3,177,351
Radian Group                                                 104,332          6,351,210
Raymond James Financial                                      127,913          3,197,825
SEI Investments                                              147,098          8,053,615
Southwest Securities Group                                    44,074(d)       1,214,790
Total                                                                        47,983,054

Food (2.2%)
American Italian Pasta Cl A                                   50,844(b)       1,004,169
Chiquita Brands Intl                                         184,545            692,044
Corn Products Intl                                            97,584          2,439,600
Delta & Pine Land                                            106,573          2,664,325
Earthgrains                                                  117,650          2,353,000
Fleming Companies                                            108,899          1,708,353
Hain Celestial Group                                          80,627(b)       2,146,694
J & J Snack Foods                                             24,485(b)         364,214
Michael Foods                                                 54,749          1,313,976
Nash Finch                                                    31,682            287,118
Performance Food Group                                        38,008(b)       1,251,889
Ralcorp Holdings                                              82,899(b)       1,145,042
Smithfield Foods                                             156,596(b)       4,453,198
United Natural Foods                                          50,722(b)         722,789
Total                                                                        22,546,411

Furniture & appliances (1.0%)
Aaron Rents                                                   55,047            798,182
Bassett Furniture Inds                                        32,885            443,948
Ethan Allen Interiors                                        109,734          2,798,216
Fedders                                                       98,523            511,088
Interface                                                    143,820            737,078
La-Z-Boy                                                     170,341          2,640,285
Natl Presto Inds                                              19,619            592,249
Royal Appliance Mfg                                           43,598(b)         228,890
Salton                                                        31,525(b,d)       993,037
Thomas Inds                                                   43,033            898,314
Total                                                                        10,641,287

Health care (9.5%)
Advanced Tissue Sciences                                     166,102(b)         897,989
Alliance Pharmaceutical                                      130,979(b)       1,383,466
Alpharma Cl A                                                 96,495(f)       6,320,422
Barr Laboratories                                             95,736(b)       5,169,771
Bio-Technology General                                       151,038(b)       1,548,140
Biomatrix                                                     64,857(b)       1,349,836
Cephalon                                                      94,130(b,d)     3,794,616
Coherent                                                      69,696(b)       4,173,048
Conmed                                                        42,538(b)         568,946
Cooper Companies                                              39,204          1,377,041
COR Therapeutics                                              73,312(b)       5,901,615
Cygnus                                                        71,466(b)         649,894
Datascope                                                     41,250          1,557,188
Diagnostic Products                                           37,925          1,517,000
Dura Pharmaceuticals                                         123,055(b,f)     2,784,119
Enzo Biochem                                                  70,321(b)       3,748,988
Hologic                                                       42,670(b)         320,025
IDEXX Laboratories                                            98,374(b)       2,385,570
Immune Response                                               75,985(b)         629,251
Invacare                                                      83,437          1,929,481
Jones Pharma                                                 181,735          5,940,462
Laser Vision Centers                                          70,469(b)         364,457
Medicis Pharmaceutical Cl A                                   81,378(b)       4,577,513
Mentor                                                        67,428          1,213,704
Noven Pharmaceuticals                                         60,464(b)       1,715,666
Organogenesis                                                 94,455(b)       1,145,267
Osteotech                                                     39,550(b)         395,500
Priority Healthcare Cl B                                      61,800(b)       3,314,025
Protein Design Labs                                           54,304(b)       6,580,965
Regeneron Pharmaceuticals                                     97,337(b)       2,731,520
ResMed                                                        84,714(b)       2,350,814
Respironics                                                   81,532(b)       1,391,140
Spacelabs Medical                                             26,425(b)         265,902
Sunrise Medical                                               61,762(b)         289,509
Syncor Intl                                                   33,032(b)       2,394,820
Techne                                                        56,949(b)       5,687,781
Theragenics                                                   81,994(b)         609,830
Vertex Pharmaceuticals                                        72,709(b)       7,120,937
Vital Signs                                                   34,370            556,364
Wesley Jessen VisionCare                                      49,041(b)       1,814,517
Total                                                                        98,467,099

Health care services (3.1%)
Advance Paradigm                                              59,540(b)       1,469,894
Cerner                                                        93,780(b)       3,282,300
Coventry Health Care                                         162,502(b)       2,721,909
Curative Health Services                                      24,661(b)         157,214
Hanger Orthopedic Group                                       53,118(b)         215,792
Morrison Management Specialists                               32,525            937,127
Orthodontic Centers of America                               134,247(b)       3,473,641
Owens & Minor                                                 91,148          1,458,368
PAREXEL Intl                                                  70,400(b)         699,600
Patterson Dental                                             186,810(b)       4,950,464
Pediatrix Medical Group                                       43,837(b)         673,994
Pharmaceutical Product Development                            68,985(b)       1,474,554
Renal Care Group                                             125,289(b)       2,905,139
Sierra Health Services                                        75,049(b)         239,219
Universal Health Services Cl B                                83,322(b)       5,613,819
US Oncology                                                  252,639(b)       1,263,195
Total                                                                        31,536,229

Household products (0.7%)
Action Performance Companies                                  45,388(b,d)       385,798
Applica                                                       63,735(b)         661,251
Enesco Group                                                  37,588(f)         239,624
Libbey                                                        42,263          1,318,077
Nature's Sunshine Products                                    47,187            377,496
Scotts Cl A                                                   77,641(b)       2,533,037
Sola Intl                                                     69,217(b)         410,976
Valence Technology                                            95,509(b)       1,426,666
Total                                                                         7,352,925

Industrial equipment & services (2.6%)
Applied Industrial Technologies                               56,342            908,515
Arctic Cat                                                    69,446            850,714
Astec Inds                                                    53,346(b)       1,038,580
Barnes Group                                                  51,195          1,011,101
Clarcor                                                       67,334          1,409,806
Flow Intl                                                     40,926(b)         419,492
G & K Services Cl A                                           56,948          1,711,999
Gardner Denver                                                42,514(b)         624,424
Graco                                                         56,350          1,915,900
IDEX                                                          82,394          2,719,002
JLG Inds                                                     123,220          1,255,304
Kroll-O'Gara                                                  61,801(b)         322,524
Lawson Products                                               27,783            715,412
Lindsay Mfg                                                   34,174            606,589
Lydall                                                        43,890(b)         488,276
Manitowoc                                                     68,593          1,689,103
Milacron                                                      99,345          1,428,084
Regal Beloit                                                  58,287            939,878
Robbins & Myers                                               30,396            653,514
Roper Inds                                                    84,472          2,333,539
Specialty Equipment Companies                                 53,290(b)       1,452,153
Toro                                                          35,248          1,061,846
Watsco                                                        75,038          1,045,842
Wolverine Tube                                                33,739(b)         586,215
Total                                                                        27,187,812

Insurance (2.2%)
Blanch (EW) Holdings                                          37,073          1,049,629
Enhance Financial Services Group                             105,936          1,675,113
Fidelity Natl Financial                                      186,022          3,290,264
First American                                               175,823          2,736,245
Fremont General                                              194,329            789,462
Gallagher (Arthur J)                                         103,250          5,065,703
Hilb, Rogal & Hamilton                                        36,440          1,425,715
Hooper Holmes                                                183,416          2,246,846
RLI                                                           27,250            953,750
SCPIE Holdings                                                26,075            539,427
Selective Insurance Group                                     72,419          1,335,225
Trenwick Group                                                51,605            909,538
Zenith Natl Insurance                                         47,677(f)       1,120,410
Total                                                                        23,137,327

Leisure time & entertainment (0.9%)
Anchor Gaming                                                 31,961(b)       1,731,887
Aztar                                                        115,461(b)       1,760,780
Carmike Cinemas Cl A                                          31,611(b)         104,711
Coachmen Inds                                                 43,244            448,657
Huffy                                                         28,235            199,410
K2                                                            49,842(b)         495,305
Pinnacle Entertainment                                        73,049(b)       1,429,021
Polaris Inds                                                  66,336          2,006,663
Thor Inds                                                     33,610            791,936
Total                                                                         8,968,370

Media (2.5%)
ADVO                                                          56,035(b)       2,293,933
Catalina Marketing                                            50,798(b)       5,467,135
Consolidated Graphics                                         39,539(b)         422,573
GC Companies                                                  21,732(b)         374,877
HA-LO Inds                                                   176,915(b)         895,632
Harland (John H)                                              78,719          1,052,867
Information Resources                                         80,716(b)         459,072
Penton Media                                                  88,210          3,054,271
Snyder Communications                                        199,343(b)       5,033,411
Thomas Nelson                                                 39,537            321,238
True North Communications                                    137,227          6,698,393
Total                                                                        26,073,402

Metals (1.6%)
Amcast Inds                                                   24,705            265,579
Birmingham Steel                                              86,237            274,880
Castle (AM)                                                   39,021            385,332
Commercial Metals                                             39,479          1,159,696
Commonwealth Inds                                             46,167            297,200
IMCO Recycling                                                42,857            208,928
Material Sciences                                             42,640(b)         442,390
Mueller Inds                                                  95,608(b)       2,778,608
Quanex                                                        39,027            702,486
Reliance Steel & Aluminum                                     77,165          1,620,465
RTI Intl Metals                                               57,881            810,334
Shaw Group                                                    49,405(b)       2,328,211
Steel Dynamics                                               133,335(b)       1,508,352
Steel Technologies                                            29,882            205,439
Stillwater Mining                                            106,915(b)       2,806,518
WHX                                                           40,260(b,d)       203,816
Total                                                                        15,998,234

Miscellaneous (1.2%)
ABM Inds                                                      62,173          1,616,498
American States Water                                         24,903            750,203
Champion Enterprises                                         131,164(b)         713,204
Cross (AT) Cl A                                               47,388(b)         242,864
eLoyalty                                                     136,435(b)       2,025,207
JAKKS Pacific                                                 52,414(b)         864,831
Philadelphia Suburban                                        113,634          2,521,254
PolyMedica                                                    36,005(b)       1,362,564
SCP Pool                                                      47,042(b)       1,238,528
Tenneco Automotive                                            94,306            554,048
Total                                                                        11,889,201

Multi-industry conglomerates (3.8%)
Administaff                                                   37,460(b)       1,994,745
Agribrands Intl                                               28,066(b)       1,052,475
Baldor Electric                                               94,560          1,737,540
Brady Cl A                                                    62,998          1,917,502
CDI                                                           52,973(b)       1,052,838
ChoicePoint                                                  111,273(b)       4,840,375
CUNO                                                          45,274(b)       1,369,539
Cyrk Intl                                                     43,896(b)         301,785
Edgewater Technology                                          81,955(b)         530,146
F.Y.I.                                                        41,735(b)       1,528,544
Franklin Covey                                                57,141(b)         457,128
Griffon                                                       82,886(b)         518,038
Labor Ready                                                  118,742(b)         593,710
Lason                                                         54,101(b)         101,439
MemberWorks                                                   45,050(b)       1,475,388
New England Business Service                                  37,506            778,250
On Assignment                                                 61,215(b)       1,687,238
Pre-Paid Legal Services                                       62,563(b)       1,912,082
Spherion                                                     177,119(b)       3,387,400
Standex Intl                                                  34,898            601,991
StarTek                                                       38,920(b)       1,534,908
Teledyne Technologies                                         74,337(b)       1,482,094
Triarc Companies                                              66,418(b)       1,448,743
Valmont Inds                                                  64,399          1,308,105
Volt Information Sciences                                     41,893(b)       1,476,728
Zebra Technologies Cl A                                       87,516(b)       4,468,785
Total                                                                        39,557,516

Paper & packaging (0.7%)
AptarGroup                                                    99,754          2,487,615
Buckeye Technologies                                          96,971(b)       2,363,668
Caraustar Inds                                                71,536            965,736
Deltic Timber                                                 34,210            707,719
Pope & Talbot                                                 40,458            778,817
Total                                                                         7,303,555

Restaurants & lodging (1.8%)
Applebee's Intl                                               73,882          1,639,257
CEC Entertainment                                             74,315(b)       2,071,531
Cheesecake Factory (The)                                      84,893(b)       2,573,318
CKE Restaurants                                              140,197            411,829
Consolidated Products                                         81,158(b)         745,639
IHOP                                                          55,296(b)         905,472
Jack in the Box                                              106,240(b)       2,277,519
Landry's Seafood Restaurants                                  68,925            534,169
Luby's Cafeterias                                             62,241            505,708
Marcus                                                        82,126            964,981
Panera Bread Cl A                                             33,966(b)         371,503
Prime Hospitality                                            124,532(b)       1,183,054
Ruby Tuesday                                                 170,796          2,102,926
Ryan's Family Steak Houses                                    90,128(b)         822,418
Sonic                                                         49,700(b)       1,512,744
Taco Cabana Cl A                                              32,224(b)         142,994
Total                                                                        18,765,062

Retail (6.0%)
99 Cents Only Stores                                          92,902(b)       4,000,591
Ames Dept Stores                                              80,931(b)         576,633
AnnTaylor Stores                                              87,507(b)       2,472,073
Baker (J)                                                     39,088            200,326
Bindley Western Inds                                          95,063          2,501,345
Bombay                                                       100,765(b)         289,699
Books-A-Million                                               50,184(b)         178,781
Casey's General Stores                                       139,858          1,652,073
Cash America Intl                                             71,652            519,477
Cato Cl A                                                     73,453            817,165
Checkpoint Systems                                            83,866(b)         770,519
Copart                                                       149,246(b)       1,977,510
Cost Plus                                                     56,876(b)       1,894,682
CPI                                                           24,351            604,209
Damark Intl Cl A                                              16,015(b)         276,259
Dept 56                                                       40,158(b)         396,560
Dress Barn                                                    50,619(b)       1,050,344
Factory 2-U Stores                                            34,495(b)       1,431,543
Footstar                                                      54,436(b)       1,714,734
Fossil                                                        89,164(b)       1,627,243
Goody's Family Clothing                                       91,934(b)         479,781
Gottschalks                                                   34,997(b)         218,731
Group 1 Automotive                                            62,242(b)         743,014
Gymboree                                                      67,726(b)         351,329
Hancock Fabrics                                               51,790            210,397
Jo-Ann Stores Cl A                                            49,978(b)         362,341
Lillian Vernon                                                24,960            274,560
Linens `N Things                                             110,220(b)       3,299,711
Mayor's Jewelers                                              62,463(b)         179,581
Men's Wearhouse                                              115,970(b)       3,007,972
Michaels Stores                                               85,765(b)       3,714,696
Nashua                                                        16,558(b)         134,534
NBTY                                                         186,552(b)       1,189,269
Pacific Sunwear of California                                 87,889(b)       1,329,321
Pep Boys - Manny, Moe & Jack                                 147,520            857,460
Phillips-Van Heusen                                           75,779            682,011
Pier 1 Imports                                               263,615          3,146,904
Regis                                                        113,053          1,483,821
Russ Berrie                                                   56,725          1,113,228
School Specialty                                              48,395(b)         837,838
ShopKo Stores                                                 82,155(b)       1,186,113
Stein Mart                                                   119,632(b)       1,315,952
Sturm, Ruger & Co                                             74,736            658,611
United Stationers                                             94,518(b)       2,752,837
Wet Seal Cl A                                                 38,322(b)         426,332
Whole Foods Market                                            72,413(b)       3,235,956
Zale                                                          97,348(b)       3,638,381
Total                                                                        61,782,447

Textiles & apparel (1.2%)
Angelica                                                      24,083            198,685
Ashworth                                                      37,589(b)         203,216
Brown Shoe                                                    50,712            719,477
Cone Mills                                                    70,742(b)         402,345
Dixie Group                                                   32,079(b)         168,415
Guilford Mills                                                53,277            179,810
Haggar                                                        18,316            226,661
Hartmarx                                                      81,143(b)         187,643
K-Swiss Cl A                                                  28,866            490,722
Kellwood                                                      66,317          1,483,842
Nautica Enterprises                                           96,188(b)       1,046,045
Oshkosh B'Gosh Cl A                                           34,492            547,561
Oxford Inds                                                   21,245            410,294
Pillowtex                                                     39,523(d)          81,516
Quiksilver                                                    62,231(b)         832,340
Stride Rite                                                  120,078            712,963
Timberland Cl A                                              112,238(b,f)     3,682,808
Wolverine World Wide                                         115,446          1,219,398
Total                                                                        12,793,741

Transportation (2.9%)
American Freightways                                          89,626(b)       1,554,451
Arkansas Best                                                 54,920(b)         779,178
Circle International Group                                    49,000          1,384,250
EGL                                                           79,369(b)       2,276,898
Expeditors Intl of Washington                                141,208          7,095,701
Forward Air                                                   58,085(b)       2,621,085
Fritz Companies                                              101,683(b)       1,512,535
Frozen Food Express Inds                                      45,333            135,999
Heartland Express                                             70,440(b)       1,259,115
Landstar System                                               24,991(b)       1,360,448
M.S. Carriers                                                 32,528(b)         652,593
Offshore Logistics                                            58,596(b)         739,775
Roadway Express                                               53,790          1,277,513
Rollins Truck Leasing                                        162,123          1,155,126
USFreightways                                                 73,801          2,047,978
Wabash Natl                                                   63,819            686,054
Werner Enterprises                                           130,646          1,894,367
Yellow Corp                                                   69,997(b)       1,124,327
Total                                                                        29,557,393

Utilities -- electric (0.9%)
Avista                                                       130,750          2,451,563
Bangor Hydro Electric                                         20,469            479,742
Central Vermont Public Service                                31,872            378,480
CH Energy Group                                               46,824          1,527,633
Green Mountain Power                                          15,256            123,955
NorthWestern                                                  64,098          1,474,254
UIL Holdings                                                  39,755          1,893,332
Unisource Energy                                              89,875          1,387,446
Total                                                                         9,716,405

Utilities -- gas (1.7%)
Cascade Natural Gas                                           30,679            506,204
Energen                                                       83,110          1,869,975
Kirby                                                         68,097(b)       1,519,414
Laclede Gas                                                   52,400          1,038,175
New Jersey Resources                                          49,023          1,960,920
Northwest Natural Gas                                         69,903          1,616,507
Piedmont Natural Gas                                          87,469          2,481,932
Southern Union                                               137,327          2,368,891
Southwest Gas                                                 86,760          1,561,680
Southwestern Energy                                           69,502            512,577
UGI                                                           75,490          1,693,807
Total                                                                        17,130,082

Utilities -- telephone (0.2%)
Brightpoint                                                  154,311(b)         839,066
TALK.com                                                     182,700(b)         936,338
Total                                                                         1,775,404

Total common stocks
(Cost: $1,019,728,057)                                                   $1,025,492,384

See accompanying  notes to investments in  securities.

Short-term securities (1.8%)
Issuer                                      Annualized      Amount            Value(a)
                                          yield on date    payable at
                                           of purchase      maturity

U.S. government agencies (1.5%)
Federal Home Loan Bank Disc Nt
   09-06-00                                    6.46%        $500,000           $496,598
Federal Home Loan Mtge Corp Disc Nts
   09-14-00                                    6.48          200,000            198,318
   10-12-00                                    6.52        1,500,000          1,479,895
Federal Natl Mtge Assn Disc Nts
   09-18-00                                    6.45        3,300,000          3,270,310
   09-20-00                                    6.45        6,500,000          6,439,041
   10-12-00                                    6.51        3,500,000          3,453,087
Total                                                                        15,337,249

Commercial paper (0.3%)
Cargill Global Funding
   08-10-00                                    6.52        1,500,000(e)       1,497,287
Gillette
   08-01-00                                    6.64        2,000,000(e)       1,999,631
Total                                                                         3,496,918

Total short-term securities
(Cost: $18,842,745)                                                         $18,834,167

Total investments in securities
(Cost: $1,038,570,802)(g)                                                $1,044,326,551


See accompanying  notes to investments in  securities.

Notes to  investments  in  securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of July 31, 2000, the value of foreign securities represented 0.17% of net assets.

(d) Security is partially or fully on loan. See Note 4 to the financial statements.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 5 to the financial statements):

Type of security                                               Contracts

Purchase contracts
Russell Index, Sept. 2000                                             20

(g) At July 31, 2000, the cost of securities for federal income tax purposes was approximately $1,038,571,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                               $217,976,000
Unrealized depreciation                               (212,220,000)
                                                      ------------
Net unrealized appreciation                             $5,756,000

                                                               PRSRT STD AUTO
                                                                U.S. POSTAGE
                                                                    PAID
                                                                  AMERICAN
                                                                   EXPRESS


                                                               S-6361 E (9/00)

Ticker Symbol
Class A: ISIAX    Class B: ISIBX    Class Y: ISCYX

Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AXP Small Company Index Fund
70100 AXP Financial Center
Minneapolis, MN 55474